UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2009

Date of reporting period:	8/31/2008

Item 1.	Schedule of Investments

Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of August 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS 98.1%
Agricultural Products
2,183,300	Agrenco Ltd. 144A (Brazil)(a)(f)(h)	$589,357

Aluminum 1.5%
1,062,600	Century Aluminum Co.(a)(b)	51,812,376

Coal & Consumable Fuels 2.7%
40,000	Arch Coal, Inc.	2,169,600
1,049,300	Cameco Corp. (Canada)	31,563,988
986,600	Patriot Coal Corp.(a)(b)	59,156,536
34,100	Peabody Energy Corp.	2,146,595

		95,036,719

Diversified Metals & Mining 9.2%
1,236,900	African Rainbow Minerals Ltd. (South Africa)	41,779,019
41,600	Anglo American PLC (United Kingdom)	2,223,358
32,900	Antofagasta PLC (United Kingdom)	371,526
529,200	BHP Billiton Ltd. (Australia)(ADR)(b)	37,313,892
1,505,000	Cia Vale Do Rio Doce (Brazil)(ADR)(b)	39,957,750
583,900	First Quantum Minerals Ltd. (Canada)	37,669,194
1,267,700	First Uranium Corp. (South Africa)(a)	6,566,538
600,000	First Uranium Corp. 144A (South Africa)(a)(f)(h)	3,107,930
698,900	FNX Mining Co., Inc. (Canada)(a)	10,202,439
14,200	FNX Mining Co., Inc. 144A (Canada)(a)(h)	207,290
907,599	Freeport-McMoRan Copper & Gold, Inc. (Class B)(b)	81,066,743
1,398,700	Northern Dynasty Minerals Ltd.(a)(b)	9,063,576
22,600	Rio Tinto PLC (United Kingdom)	2,154,166
559,600	Southern Copper Corp.(b)	14,286,588
2,053,900	Sterlite Industries India Ltd. (India)(ADR)	29,206,458
7,800	Teck Cominco Ltd. (Canada)	323,388
65,200	Vedanta Resources Ltd. (United Kingdom)	2,164,261
38,500	Xstrata PLC (Switzerland)	2,151,716

		319,815,832

Gas Utilities 1.0%
677,900	Equitable Resources, Inc.	33,833,989

Gold 10.7%
749,200	Agnico-Eagle Mines Ltd.(b)	42,884,208
8,000,000	Archipelago Resources PLC (United Kingdom)(a)	3,864,453
6,303,400	AXMIN, Inc. (Canada)(a)	890,478
922,846	Barrick Gold Corp.(b)	32,050,442
982,800	Centerra Gold, Inc. (Canada)(a)	3,943,048
3,653,600	Crystallex International Corp.(a)(b)	4,786,216
1,807,300	Crystallex International Corp. (Canada)(a)	2,365,932
4,306,800	Eldorado Gold Corp. (Canada)(a)	34,233,746
4,519,100	European Goldfields Ltd. (Canada)(a)	18,045,756

2,837,400	Gabriel Resources Ltd. (Canada)(a)	5,985,850
216,800	Gold Reserve, Inc.(a)	406,321
993,800	Gold Reserve, Inc.(a)	1,888,220
1,350,836	Goldcorp, Inc.	45,833,865
792,400	Highland Gold Mining Ltd. (United Kingdom)(a)	1,585,262
2,709,600	Kinross Gold Corp.(b)	44,572,920
1,159,100	Lihir Gold Ltd. (Papua New Guinea)(ADR)(a)	23,564,503
3,817,384	Lihir Gold Ltd. 144A (Papua New Guinea)(a)(b)(h)	7,740,211
4,052,100	Nevsun Resources Ltd. (Canada)(a)	6,296,821
1090,627	Newcrest Mining Ltd. (Australia)	25,575,804
439,890	Newcrest Mining Ltd. 144A (Australia)(h)	10,315,663
911,700	Newmont Mining Corp.(b)	41,117,670
2,250,600	Orezone Resources, Inc. (Canada)(a)	2,098,412
176,300	Seabridge Gold, Inc.(a)(b)	2,693,864
3,312,300	Semafo, Inc. (Canada)(a)	4,086,563
4,783,700	Semafo, Inc., 144A (Canada)(a)(f)(h)	5,901,909

		372,728,137

Independent Power Producers & Energy Traders 1.4%
631,700	EDP Renovaveis SA 144A (Spain)(a)	6,459,347
1,078,700	NRG Energy, Inc.(a)(b)	40,602,268

		47,061,615

Integrated Oil & Gas 9.8%
1,739,600	BG Group PLC (United Kingdom)	38,654,959
37,600	BP PLC (United Kingdom)(ADR)	2,166,888
27,200	Exxon Mobil Corp.	2,176,272
331,900	Hess Corp.	34,753,249
857,600	OAO Gazprom (Russia)(ADR)	33,446,400
624,700	Occidental Petroleum Corp.	49,576,192
973,300	Petroleo Brasileiro SA (Brazil)(ADR)(b)	51,331,842
62,400	Royal Dutch Shell PLC (Netherlands)	2,181,034
1,064,100	Sasol Ltd. (South Africa)(ADR)(b)	58,514,859
1,229,700	Suncor Energy, Inc.	69,896,148

		342,697,843

Marine Ports & Services 0.2%
3,134,000	LLX Logistica SA (Brazil)(a)	6,556,405

Oil & Gas Drilling 3.7%
952,100	Nabors Industries Ltd.(a)(b)	33,894,760
727,400	Noble Corp.	36,580,946
278,356	Transocean, Inc.(b)	35,406,883
3,222,300	Vantage Drilling Co.(a)(b)	22,459,431

		128,342,020

Oil & Gas Equipment & Services 18.8%
1,252,100	BJ Services Co.	33,618,885
1,400,400	Cameron International Corp.(a)(b)	65,244,636
30,800	Cie Generale de Geophysique-Veritas (France)(a)	1,270,154
1,219,000	Complete Production Services(a)	36,021,450
552,600	Exterran Holdings, Inc.(a)(b)	25,259,346
429,000	FMC Technologies, Inc.(a)(b)	22,977,240

1,865,600	Halliburton Co.(b)	81,974,464
3,037,450	Integra Group Holdings (Russia)(GDR)(a)	17,920,955
1,166,300	National Oilwell Varco, Inc.(a)	85,991,300
1,360,500	Petroleum Geo-Services ASA (Norway)(ADR)(a)(b)	29,386,800
743,000	Schlumberger, Ltd.	70,005,460
217,600	SEACOR Holdings, Inc.(a)(b)	19,181,440
867,000	Smith International, Inc.(b)	60,429,900
837,100	Superior Energy Services, Inc.(a)	39,377,184
1,225,200	Tenaris SA (Luxembourg)(ADR)	67,006,188

		655,665,402

Oil & Gas Exploration & Production 28.1%
6,300	Apache Corp.	720,594
708,500	Bill Barrett Corp.(a)(b)	27,900,730
3,600,000	BPI Energy Holdings, Inc.(a)	1,260,000
867,700	Cabot Oil & Gas Corp.	38,560,588
878,300	Cairn Energy PLC (United Kingdom)(a)	47,678,182
14,500	Canadian Natural Resources Ltd. (Canada)	1,233,225
132,200	CNX Gas Corp.(a)	4,010,948
939,800	Concho Resources, Inc.(a)	30,703,266
1,657,100	Denbury Resources, Inc.(a)	41,245,219
594,000	Devon Energy Corp.	60,617,700
20,200	EOG Resources, Inc.	2,109,284
6,430,000	Linc Energy Ltd. 144A (Australia)(a)(f)(h)	19,168,975
667,100	Newfield Exploration Co.(a)	30,166,262
686,600	Nexen, Inc.	21,469,982
29,100	Noble Energy, Inc.	2,087,343
128,989	OGX Petroleo e Gas Participacoes SA (Brazil)(a)	44,710,120
4,067,412	Oil Search Ltd. (Papua New Guinea)	20,780,499
2,927,336	OPTI Canada, Inc. (Canada)(a)	53,071,405
3,735,700	Pacific Rubiales Energy Corp. (Canada)(a)	36,378,921
1,192,900	Petrohawk Energy Corp.(a)	41,286,269
687,700	Pioneer Natural Resources Co.(b)	43,442,009
1,069,200	Quicksilver Resources, Inc.(a)(b)	25,863,948
1,007,750	Range Resources Corp.	46,779,755
572,600	SandRidge Energy, Inc.(a)(b)	20,041,000
2,375,100	Southwestern Energy Co.(a)	91,132,588
335,000	St. Mary Land & Exploration Co.	14,143,700
2,653,900	Talisman Energy, Inc.	46,682,101
551,694	Trident Resources Corp. (Canada) (Private) (cost $17,670,540; purchased 12/4/03 - 1/5/06)(a)(f)(g)	5,195,837
700,300	Ultra Petroleum Corp.(a)(b)	47,725,445
4,810,000	UTS Energy Corp. (Canada)(a)	18,573,178
1,004,097	Woodside Petroleum Ltd. (Australia)	53,933,031
731,050	XTO Energy, Inc.	36,852,231
13,500,000	Zodiac Exploration Corp. (Canada) (Private)(a)(f)(g) (cost $6,324,074; purchased 8/8/08)	6,357,129

		981,881,464

Oil & Gas Refining & Marketing 0.8%
304,100	Reliance Industries Ltd. 144A (India)(GDR)(f)(h)	29,571,809

Oil & Gas Storage & Transportation 1.6%
1,699,100	Cheniere Energy, Inc.(a)(b)	6,388,616
1,595,300	Williams Cos., Inc.	49,278,817

		55,667,433

Packaged Foods 0.9%
2,719,400	Cosan Ltd. (Class A)(a)	32,578,412

Precious Metals & Minerals 4.0%
673,200	Apex Silver Mines, Ltd.(a)(b)	1,979,208
1,537,000	Cia de Minas Buenaventura SA (Peru)(ADR)	35,658,400
2,766,300	Coeur d'Alene Mines Corp.(a)(b)	4,951,677
1,371,100	Greystar Resources Ltd. (Canada)(a)	2,905,420
1,551,800	Hecla Mining Co.(a)(b)	10,893,636
290,000	Impala Platinum Holdings Ltd. (South Africa)	8,211,172
950,400	Impala Platinum Holdings Ltd. (South Africa)(ADR)(b)	26,991,360
30,600	Lonmin PLC (United Kingdom)	1,940,564
95,067	Pan American Silver Corp. (Canada)(a)	2,551,714
953,800	Pan American Silver Corp.(a)	25,352,004
523,100	Platmin Ltd. 144A (South Africa)(a)(f)(h)	1,739,069
1,445,300	Silver Wheaton Corp.(a)(b)	16,649,856

		139,824,080

Steel 3.7%
4,800	AK Steel Holding Corp.	252,528
13,000	Allegheny Technologies, Inc.	637,000
718,400	Cleveland-Cliffs, Inc.(b)	72,716,448
3,134,000	MMX Mineracao E Metalicos SA (Brazil)(a)	31,051,595
476,600	Nucor Corp.	25,021,500

		129,679,071

	Total common stocks (cost $2,706,633,809)	3,423,341,964

Principal Amount (000)
CORPORATE BOND 0.7%
Oil & Gas Exploration & Production 0.7%
CAD 29,382	Trident Surbordinated Unsecured Note (Canada) (Private) (PIK), 9.97%, due 8/12/12 (cost $28,021,744; purchased 8/20/07 – 8/28/08)(f)(g)	25,152,905

Units
WARRANTS(a)
Gold
903,650	Crystallex International Corp. (Canada) (Private) expiring 8/11/09 (cost $0; purchased 2/8/08)(f)(g)	155,411

Oil & Gas Exploration & Production
2,591,932	Trident Resources Corp. (Canada) (Private) expiring 1/1/15 (cost $0; purchased 8/20/07)(f)(g)	244
13,500,000	Zodiac Exploration Corp. (Canada) (Private) expiring 2/10/12 (cost $0; purchased 8/8/08)(f)(g)	—	(i)

		244

	Total warrants (cost $0)	155,655

Shares
PREFERRED STOCK & WARRANT
Oil & Gas Exploration & Production
80,000	Trident Resources Corp. (Canada) (Class B) (Private) 7.00% expiring 3/10/13 @ $12.50 (cost $5,000,000; purchased 7/7/06)(a)(f)(g)	1,000,000

	Total long-term investments (cost $2,739,655,553)	3,449,650,524

SHORT-TERM INVESTMENT 18.2%
Affiliated Money Market Mutual Fund
635,513,169	Dryden Core Investment Fund - Taxable Money Market Series (cost $635,513,169; includes $608,575,998 of cash collateral received for securities on loan)(c)(d)	635,513,169

	Total Investments(e) 117.0% (cost $3,375,168,722)(j)	4,085,163,693
	Liabilities in excess of other assets (17.0%)	(594,994,989)

	Net Assets 100.0%	$3,490,168,704

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt.

CAD – Canadian Dollar.

GDR – Global Depositary Receipt.

PIK – Payment in Kind.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $575,379,046 cash collateral of $608,575,998 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of August 31, 2008, seven securities representing $37,861,526 and 1.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors. Of this amount, $37,861,526 were fair valued using Significant Unobservable Inputs (Level 3, as defined below).
(f)	Indicates a security that has been deemed illiquid
(g)	Indicates securities restricted to resale. The aggregate cost of such securities was $57,016,358. The aggregate value of $37,861,526 is approximately 1.1% of net assets.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Less than $1.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$3,375,552,869	$985,598,577	$(275,987,753)	$709,610,824

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$3,909,787,983	—
Level 2 - Other Significant Observable Inputs	137,514,183	—
Level 3 - Significant Unobservable Inputs	37,861,527	—

Total	$4,085,163,693	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 5/31/08	$62,545,229
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,953,994)
Net purchases (sales)	6,324,074
Transfers in and/or out of Level 3	(28,053,782)

Balance as of 8/31/08	$37,861,527

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Subsequent Event: As a result of the bankruptcy filing by Lehman Brothers Holdings Inc., which was the parent company to the Fund’s Securities Lending Counter Party, Lehman Brothers Inc. (Lehman), the Fund’s Securities Lending Agent utilized collateral held on behalf of the Fund for securities out on loan to compensate the Fund for the failure of Lehman to return the securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date October 29, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 29, 2008

*	Print the name and title of each signing officer under his or her signature.